Licensing Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Licensing Agreements
Licensing Agreements

Note 5 - Licensing Agreements

License of DiLA[2] Assets

On March 16, 2018, the Company entered into an exclusive sublicensing agreement for certain intellectual property rights to its DiLA2 delivery system. The agreement included an upfront payment of $200,000 and future additional consideration for sales and development milestones. The upfront fee was contingent upon the Company obtaining a third-party consent to the agreement within ninety days of execution. As of September 30, 2022, the Company had not obtained consent for the sublicense and has classified the upfront payment it had previously recorded as an accrued liability on its consolidated balance sheet.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

Note 5 - Licensing Agreements

Les Laboratories Servier

As a result of the Asset Purchase Agreement that the Company entered into with Symplmed Pharmaceuticals LLC in June 2017, Symplmed assigned to the Company an Amended and Restated License and Commercialization Agreement with Les Laboratories Servier, pursuant to which the Company has the exclusive right to manufacture, have manufactured, develop, promote, market, distribute and sell Prestalia® in the U.S. (and its territories and possessions).

On January 4, 2021, the licensor terminated the licensing agreement with the Company for the commercialization of Prestalia®.

No royalties were paid for the years ended December 31, 2021 or 2020.

Novosom Agreements

In 2010, the Company entered into an asset purchase agreement with Novosom Verwaltungs GmbH (“Novosom”), pursuant to which the Company acquired intellectual property for Novosom’s SMARTICLES-based liposomal delivery system. In May 2018, the Company issued to Novosom 2,599 shares of our common stock, with a fair value of $75,000, as additional consideration pursuant to the Asset Purchase Agreement. Such shares were due to Novosom as a result of the receipt by our company of a license fee under the License Agreement that we entered into with Lipomedics Inc. in February 2017. On December 23, 2019, Novosom repurchased the acquired intellectual property for $45,000 of which $20,000 was payable upon execution of the agreement and $25,000 was to be paid upon the Company’s achievement of certain performance obligations by June 30, 2020.

The Company recognized $45,000 as other income from the agreement for the year ended December 31, 2020. No revenue was recorded for the year ended December 31, 2021.

License of DiLA[2] Assets

On March 16, 2018, the Company entered into an exclusive sublicensing agreement for certain intellectual property rights to its DiLA2 delivery system. The agreement included an upfront payment of $200,000 and future additional consideration for sales and development milestones. The upfront fee was contingent upon the Company obtaining a third-party consent to the agreement within ninety days of execution. As of December 31, 2021, and December 31, 2020, the Company had not obtained consent for the sublicense and has classified the upfront payment it had previously recorded as an accrued liability on its balance sheet.